Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Summary of Subsidiaries VIEs and VIEs' Subsidiaries

As of December 31, 2019, details of the Company’s subsidiaries, its VIEs and VIEs’ subsidiaries were as follows:

Name (1)	Date of establishment/ acquisition	Place of establishment	Percentage of direct or indirect economic ownership	Principal activities
Subsidiaries:
Sunlands HK	October 6, 2015	HongKong	100%	Investment holding
Wuhan Zhibo	August 2, 2017	PRC	100%	Provision of technical consultation and services
Tianjin Sunlands	July 31, 2017	PRC	100%	Provision of technical consultation and services
Wuhan Shangde Online Education Technology Co., Ltd.	June 25, 2019	PRC	100%	Provision of education services
Chengdu Xinketang Cultural Communication Co., Ltd.	November 4, 2019	PRC	100%	Sales of educational materials and books

Variable interest entities ("VIEs"):
Beijing Sunlands	September 27, 2013	PRC	N/A*	Investment holding and provision of education services
Tianjin Shangde	March 21, 2018	PRC	N/A*	Provision of education services
VIEs’ subsidiaries:
Beijing Shangzhi Jiaye Education Technology Co., Ltd.	March 13, 2012	PRC	100%	Provision of education services
Beijing Shangren Chongye Education Technology Co., Ltd.	September 27, 2013	PRC	100%	Provision of education services
Guangdong Shangde Online Education Technology Co., Ltd.	October 15, 2013	PRC	100%	Provision of education services
Guangzhou Youhe Self-study Training School	May 19, 2015	PRC	100%	Provision of education services
Beijing Heikuaima Education Technology Co., Ltd. (2)	March 3, 2016	PRC	100%	Provision of education services
Shanghai Shangchi Education Technology Co., Ltd.	December 22, 2016	PRC	90%	Provision of education services
Shanghai Shangchi Institute	September 1, 2017	PRC	100%	Provision of education services
Guangzhou Shangzhi Side Education Technology Co., Ltd.	September 28, 2017	PRC	100%	Provision of education services

* These entities are controlled by the Company pursuant to the contractual agreements disclosed below.

(1)	The English names are for identification purpose only.
(2)	The entity changed its legal name from Beijing Bainiao Education Technology Co., Ltd. to Beijing Heikuaima Education Technology Co., Ltd. in July 2019.

Summary Financial Information of VIEs and their Subsidiaries

The following financial information of the VIEs and their subsidiaries as of December 31, 2018 and 2019 and for each of the three years in the period ended December 31, 2019 was included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances within the subsidiaries, VIEs and their subsidiaries:

	As of December 31,
	2018	2019
	RMB	RMB
Cash and cash equivalents	80,371	69,539
Short-term investments	587,051	38,990
Prepaid expenses and other current assets	46,601	106,568
Total current assets	818,480	284,887
Right-of-use assets	—	340,302
Total non-current assets	377,856	776,783
Total assets	1,196,336	1,061,670
Accrued expenses and other current liabilities	241,204	209,727
Deferred revenue, current	1,765,085	1,162,938
Lease liabilities, current	—	22,659
Total current liabilities	2,006,289	1,395,324
Deferred revenue, non-current	1,520,940	1,096,482
Lease liabilities, non-current	—	358,467
Total liabilities	3,527,364	2,854,823

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenues	970,162	1,973,985	2,049,461
Net (loss)/income	(606,946)	393,063	590,728
Net cash generated from/(used in) operating activities	845,616	1,448,005	(480,084)
Net cash (used in)/generated from investing activities	(375,802)	(315,198)	522,104
Net cash (used in)/generated from financing activities	(391,237)	8,018	—